Average Annual Total Returns - Class A - DWS Global Equity VIP	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jan. 06, 1992	24.52%	14.70%	9.28%	16.25%	12.26%	9.13%